                   DELAWARE GROUP STATE TAX-FREE INCOME TRUST
                       Delaware Tax-Free Pennsylvania Fund
                                  (the "Fund")

          Supplement to the Fund's Statement of Additional Information
                               dated June 28, 2007

On August 16,  2007,  the Board of  Trustees of  Delaware  Group State  Tax-Free
Income  Trust  unanimously  voted to approve  changes  to the Fund's  investment strategies  and  policies to: (1) permit the Fund to invest up to 15% of its net assets in credit default swaps;  (2) permit the Fund to investment in bonds with credit quality lower than B (subject to a 20%  limitation);  (3) permit the Fund to invest in municipal leases and certificates of participation rated lower than the four highest rating categories of a nationally recognized statistical rating organization (subject to a 20% limitation);  (4) remove the Fund's 5% limitation on its investments in "variable rate" and "floating rate"  instruments;  and (5)
clarify the Fund's ability to invest in zero coupon bonds.

All new or revised  investment  authority is effective 60 days after the date of this Supplement.

The following is added to the section entitled "Investment Strategies and Risks"
in the Fund's Statement of Additional Information:

Credit Default Swaps

     The Fund may enter into credit default swap ("CDS") contracts to the extent consistent with its investment  objectives and  strategies.  A CDS contract is a risk-transfer  instrument (in the form of a derivative  security)  through which one party (the  "purchaser  of  protection")  transfers  to  another  party (the
"seller of protection") the financial risk of a Credit Event (as defined below), as it relates to a particular  reference  security or basket of securities (such as an  index).  In  exchange  for  the  protection  offered  by  the  seller  of protection, the purchaser of protection agrees to pay the seller of protection a periodic  premium.  In the most general sense,  the benefit for the purchaser of protection is that, if a Credit Event should occur, it has an agreement that the seller of protection will make it whole in return for the transfer to the seller of  protection  of the  reference  security or  securities.  The benefit for the seller of protection is the premium  income it receives.  The Fund might use CDS contracts to limit or to reduce the risk exposure of the Fund to defaults of the issuer or issuers of its  holdings  (i.e.,  to reduce risk when the Fund owns or has  exposure  to such  securities).  The Fund also might use CDS  contracts  to create or vary exposure to securities or markets or as a tax management tool.

     CDS transactions may involve general market, illiquidity, counterparty, and credit risks.  CDS prices may also be subject to rapid  movements in response to news and events affecting the underlying securities. In addition, the CDS market for  municipal  securities  is less mature than the CDS market for taxable fixed income  securities.  The aggregate  notional  amount  (typically,  the principal amount of the reference security or securities) of the Fund's investments in the
CDS contracts will be limited to 15% of its total net assets when we are selling protection  on a security or  purchasing  protection on a security that the Fund does not own. As the purchaser or seller of protection, the Fund may be required to segregate cash or other liquid assets to cover its obligations  under certain
CDS contracts.

     Where the Fund is a purchaser of protection, it will designate on its books and records cash or liquid  securities  sufficient to cover its premium payments under the CDS. To the extent that the Fund, as a purchaser of protection, may be required in the event of a credit  default to deliver to the  counterparty:  (1)
the reference  security (or basket of securities);  (2) a security (or basket of securities)  deemed to be the equivalent of the reference security (or basket of securities);  or (3) the negotiated  monetary value of the obligation,  the Fund will designate the reference security (or basket of securities) on its books and records as being held to satisfy its obligation under the CDS or, where the Fund does not own the  reference  security (or basket of  securities),  the Fund will designate  on its books and  records  cash or liquid  securities  sufficient  to satisfy the  potential  obligation.  To the extent that the Fund, as a seller of protection,  may be required in the event of a credit  default to deliver to the counterparty some or all of the notional amount of the CDS, it will designate on its  books  and  records  cash or  liquid  securities  sufficient  to cover  the obligation.  If the CDS permits the Fund to offset its  obligations  against the obligations of the counterparty under the CDS, then the Fund will only designate on its  books and  records  cash or liquid  securities  sufficient  to cover the
Fund's  net  obligation  to the  counterparty,  if  any.  All  cash  and  liquid securities  designated  by the Fund to cover its  obligations  under CDS will be marked to market daily to cover these obligations.

     As the seller of protection  in a CDS contract,  the Fund would be required to pay the par (or other  agreed-upon)  value of a reference security (or basket of  securities)  to the  counterparty  in the  event of a  default,  bankruptcy, failure to pay, obligation  acceleration,  modified restructuring or agreed upon event (each of these events is a "Credit Event").  If a Credit Event occurs, the
Fund  generally  would  receive the security or  securities  to which the Credit
Event  relates in return  for the  payment  to the  purchaser  of the par value.
Provided  that  no  Credit  Event  occurs,  the  Fund  would  receive  from  the counterparty  a periodic  stream of  payments  over the term of the  contract in return for this credit protection. In addition, if no Credit Event occurs during the term of the CDS  contract,  the Fund would have no delivery  requirement  or payment obligation to the purchaser of protection.  As the seller of protection, the Fund would have credit  exposure  to the  reference  security  (or basket of securities).  The Fund will not sell  protection  in a CDS contract if it cannot otherwise hold the security (or basket of securities).

     As the  purchaser of  protection  in a CDS  contract,  the Fund would pay a premium to the seller of protection.  In return,  the Fund would be protected by the seller of  protection  from a Credit  Event on the  reference  security  (or basket of securities).  A risk in this type of transaction is that the seller of protection  may fail to satisfy its payment  obligations to the Fund if a Credit
Event should occur.  This risk is known as counterparty risk and is described in further detail below.

     If the  purchaser of  protection  does not own the  reference  security (or basket of  securities),  the purchaser of protection may be required to purchase the reference  security (or basket of  securities) in the case of a Credit Event on the  reference  security  (or  basket of  securities).  If the  purchaser  of protection  cannot  obtain the  security  (or basket of  securities),  it may be obligated to deliver a security (or basket of  securities)  that is deemed to be equivalent to the reference security (or basket of securities) or the negotiated monetary value of the obligation.

     Each CDS contract is individually  negotiated.  The term of a CDS contract, assuming no Credit Event occurs,  is typically  between two and five years.  CDS
contracts   may  be  unwound   through   negotiation   with  the   counterparty.
Additionally,  a CDS contract may be assigned to a third party.  In either case, the  unwinding  or  assignment  involves  the  payment  or receipt of a separate payment by the Fund to terminate the CDS contract.

     A  significant  risk in CDS  transactions  is the  creditworthiness  of the counterparty because the integrity of the transaction depends on the willingness and ability of the counterparty to meet its contractual obligations. If there is a default  by a  counterparty  who is a  purchaser  of  protection,  the  Fund's potential loss is the agreed upon periodic stream of payments from the purchaser of  protection.  If there is a  default  by a  counterparty  that is a seller of protection, the Fund's potential loss is the failure to receive the par value or other agreed upon value from the seller of  protection  if a Credit Event should occur.  CDS  contracts do not involve the delivery of collateral to support each party's  obligations;  therefore,  the Fund will only have contractual  remedies against the counterparty pursuant to the CDS agreement.  As with any contractual remedy, there is no guarantee that the Fund would be successful in pursuing such remedies. For example, the counterparty may be judgment proof due to insolvency.
The Fund  thus  assumes  the risk  that it will be  delayed  or  prevented  from obtaining payments owed to it.

     The  following  replaces  the first  paragraph  of "High  Yield,  High-Risk
Securities" in the section entitled "Investment  Strategies and Risks" on page 4 of the Fund's Statement of Additional Information:

High Yield, High-Risk Securities

     The Fund may invest in both  investment  grade and below  investment  grade debt  obligations.  The Fund is subject to a 20% limitation on below  investment grade debt obligations.  Investment-grade  debt obligations are rated in the top four quality grades by Standard & Poor's (S&P) or another nationally  recognized statistical rating  organization  (NRSRO),  or in the case of unrated tax-exempt obligations if, in the Manager's opinion,  they are equivalent in quality to the top four quality grades. Below investment grade debt obligations are rated below the top four quality grades by S&P or another  NRSRO,  or in the case of unrated tax-exempt  obligations  if, in the Manager's  opinion,  they are  equivalent in quality to being rated below the top four quality  grades.  Both  investment and below  investment  grade bonds may include general  obligation bonds and revenue bonds.

The following replaces the first paragraph under the section entitled "Municipal
Leases" on page 8 of the Statement of Additional Information:

     The Fund may invest up to 20% of its assets in municipal lease obligations, primarily  through  certificates of participation  ("COPs").  COPs function much like  installment  purchase  agreements  and are widely  used by state and local governments  to finance the purchase of property.  The lease format is generally not subject to  constitutional  limitations  on the issuance of state debt,  and
COPs enable a  governmental  issuer to increase  government  liabilities  beyond constitutional debt limits. A principal  distinguishing  feature separating COPs from  municipal  debt is the  lease,  which  contains  a  "nonappropriation"  or
"abatement"  clause.  This clause provides that,  although the municipality will use its best efforts to make lease payments,  it may terminate the lease without penalty if its appropriating body does not allocate the necessary funds.

The following  replaces the first paragraph under the section entitled "Variable or  Floating  Rate  Demand  Notes"  on page 12 of the  Statement  of  Additional
Information:

     The Fund may also invest in variable and floating  rate demand  obligations
(longer-term  instruments  with an interest  rate that  fluctuates  and a demand feature that allows the holder to sell the  instruments  back to the issuer from time to time). The Manager will attempt to adjust the maturity  structure of the portfolio  to  provide  a  high  level  of  tax-exempt  income  consistent  with preservation of capital.

The following is added to the section entitled "Investment Strategies and Risks"
in the Fund's Statement of Additional Information:

Zero Coupon Bonds

     The Fund may  invest  in zero  coupon  bonds.  Zero  coupon  bonds are debt obligations that do not entitle the holder to any periodic  payments of interest prior to maturity or a specified date when the  securities  begin paying current interest,  and  therefore  are issued  and traded at a discount  from their face amounts or par value.

     The market prices of zero coupon  securities  are  generally  more volatile than the market  prices of  securities  that pay interest  periodically  and are likely to  respond  to changes in  interest  rates to a greater  degree  than do non-zero coupon securities having similar maturities and credit quality. Current federal income tax law requires that a holder of a taxable zero coupon  security report as income each year the portion of the  original  issue  discount of such security  that  accrues  that year,  even  though the  holder  receives  no cash payments  of interest  during the year.  The Fund has  qualified  as a regulated investment company under the Internal Revenue Code. Accordingly,  during periods when the Fund receives no interest  payments on its zero coupon  securities,  it will be required, in order to maintain its desired tax treatment,  to distribute cash approximating the income attributable to such securities. Such distribution
may  require  the  sale  of  portfolio   securities  to  meet  the  distribution
requirements and such sales may be subject to the risk factor discussed above.

                Please keep this Supplement for future reference.

This Supplement is dated August 24, 2007.

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